Securities Act Registration No. 333-21962

Investment Company Act Registration No. 811-138045

As filed with the Securities and Exchange Commission on March 16, 2011

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___

☐

Post-Effective Amendment No.   10

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   11

☒

(Check appropriate box or boxes.)

Epiphany Funds

(Exact Name of Registrant as Specified in Charter)

306 W. 7th Street

Suite 616

Fort Worth, Texas  76102

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 944-4606

Samuel J. Saladino III

306 W. 7th Street

Suite 616

Fort Worth, Texas  76102

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date)  pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Epiphany FFV Fund, Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Dana Large Cap Core Fund each series of the Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 16th day of March, 2011.

Epiphany Funds

              By: /s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Kevin Wolf

Kevin Wolf

Treasurer (Principal Financial Officer/ Principal Accounting Officer)

Robert J. Mitchell*

Trustee

Dr. William R. Reichenstein*

Trustee

Kenneth Dalton*

Trustee

Samuel J. Saladino, III*

President (Chief Executive Officer) and Trustee

* By /s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact

March 16, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase